Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 2,814,797	$ 409,395	¥ 2,238,203
Less: Accumulated depreciation	(1,263,673)	(183,793)	(996,656)
Construction in progress	67,023	9,748	7,421
Property, plant and equipment, net	1,618,147	235,350	1,248,968
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,057,218	299,210	1,519,261
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	57,999	8,436	40,634
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	97,938	14,244	79,036
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	85,621	589,543
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 12,957	$ 1,884	¥ 9,729